CAPITAL STRUCTURE (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of stock option activity

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2023	1,757,500	$2.01	7.97	$–
Granted	2,400,000	0.31	10.00	–
Forfeited	(100,000)	10.00	–	–
Exercised	–	–	–	–
Outstanding at September 30, 2024	4,057,500	$0.81	8.89	$–

Schedule of options assumptions

	For the nine months ended September 30,
	2024	2023
Expected term, in years	5.0	5.38
Expected volatility	85.84%	79.35%
Risk-free interest rate	4.24%	3.66%
Dividend yield	–	–

Schedule of warrants outstanding

					Outstanding at
Reference	Date Issued	Exercise Price	Expiration		September 30, 2024	December 31, 2023
Warrant Holder 1	5/28/2021	$2.97	5/13/2026		167,592	167,592
Warrant Holder 1	5/28/2021	$5.94	5/13/2026		168,434	168,434
Warrant Holder 1	5/28/2021	$14.84	5/13/2026		168,434	168,434
Warrant Holder 2	7/30/2021	$2.97	7/30/2026		8,422	8,422
Warrant Holder 2	7/30/2021	$14.84	6/1/2026		25,265	25,265
Kitov/Purple Biotech	9/23/2021	$14.84	9/21/2024		–	101,061
Warrant Holder 5	12/20/2021	$2.97	12/20/2026		58,952	58,952
Warrant Holder 5	1/28/2022	$4.45	1/31/2024		–	67,374
Warrant Holder 6	1/28/2022	$4.45	1/31/2024		–	84,217
Warrant Holder 7	1/28/2022	$4.45	1/31/2024		–	134,747
Warrant Holder 11	1/28/2022	$2.97	1/31/2024		–	50,530
Warrant Holder 11	1/28/2022	$5.94	1/31/2024		–	50,530
Warrant Holder 11	4/14/2022	$4.45	1/31/2024		–	57,268
Warrant Holder 18	3/30/2022	$8.91	3/30/2025		84,217	84,217
Warrant Holder 20	1/3/2023	$2.50	1/2/2027		100,000	100,000
Warrant Holder 21	1/20/2023	$1.90	1/19/2027		250,000	250,000
Series A & B Warrants	6/16/2023	$1.36	12/16/2028		6,125,000	6,125,000
Series A Warrants	10/23/2023	$1.36	4/26/2025		2,000,000	2,000,000
Series B Warrants	10/23/2023	$1.36	4/26/2029		2,000,000	2,000,000
Warrant Holder 22	6/16/2023	$1.25	12/16/2028		126,000	126,000
Warrant Holder 22	10/23/2023	$1.40	4/26/2029		66,000	66,000
Warrant Holder 23	6/16/2023	$1.25	12/16/2028		84,000	84,000
Warrant Holder 23	10/23/2023	$1.40	4/26/2029		48,000	48,000
Warrant Holder 24	10/23/2023	$1.40	4/26/2029		6,000	6,000
Pre-Funded Warrants 2	12/28/2023	$0.0001	–	*	2,000,000	1,200,000
Pre-Funded Warrants 3	2/8/2024	$0.0001	–	*	4,000,000	–
Total Warrants outstanding					17,486,316	13,232,043

*Pre-funded warrants, do not expire.